Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
Note 10: Equity

Common Stock

As of September 30, 2018, the authorized capital stock of the Company consists of 100,000,000 shares, of which 100,000,000 shares are designated as common stock.

In accordance with the terms of the Exchange Agreement, and in connection with the completion of the acquisition, on the Closing Date the Company issued 45,000,000 shares of common stock, par value $0.001 per share to the Jacksam shareholders in exchange for all of the issued and outstanding Jacksam common stock. In addition, the previous majority shareholder of China Grand Resorts, Inc. returned 30,000,000 shares of common stock to the treasury of the Company. Following the acquisition there was a total of 48,272,311 shares of common stock issued and outstanding of which 3,272,311 are held by shareholders of the Company prior to the merger.

Stock Options and Warrants

A summary of stock option and stock warrant information is as follows:

	Aggregate Number	Aggregate Exercise Price	Exercise Price Range	Weighted Average Exercise Price
Outstanding at December 31, 2017	8,171,048	$5,743	$0.0007	$0.0007
Granted	-	-	-	-
Exercised	(3,171,048)	743	0.0002	0.0002
Forfeited and cancelled	-	-	-	-
Outstanding at September 30, 2018	5,000,000	$5,000	$0.001	$0.001

The weighted average remaining contractual life is approximately 2.2 years for stock options and warrants outstanding on September 30, 2018. All of the above options and warrants were fully vested at the time of issuance. Stock based compensation is related to the above issuances.

Common Stock

The Company is authorized to issue up to 1,000,000 shares of common stock with a par value of $0.0001. The stock has been designated 600,000 shares to Series A and 400,000 shares to Series B. All shares discussed are Series A as no Series B have been issued.

For the year ended December 31, 2016:

During 2016 the Company issued Mr. Davis 350 shares for services as an officer of the Company. The total value of the issuance was $41,962.

During 2016 three Convertible Note holders converted $375,000 of Convertible Notes into a total of 5,362 shares in accordance with the agreements.

During 2016 the Company received a capital contribution from a customer amounting to $11,685.

For the year ended December 31, 2017:

During 2017, the Company issued to Singlepoint a certificate representing ten percent (10%) of the Company Membership Interests or 10,000 shares. In consideration thereof, SinglePoint issued to the Company a certificate representing that number of shares of Singlepoint Common Stock with an aggregate value of Two Hundred Thousand Dollars ($200,000) based on the average ten previous trading day’s closing price per share as well Two Hundred Thousand Dollars ($200,000) of cash.

During 2017 one Convertible Note holders converted $100,000 of Convertible Notes into a total of 1,437 shares in accordance with the agreements.

During 2017 the Company re-purchased 28,000 shares of stock from a former officer for $110,000.

During 2017 the Company issued Mr. Davis 20,560 shares and Mr. Adams 25,500 shares of stock for services as officers of the Company. The total value of the issuance was $180,953 including the re-issuance of the shares previously purchased.

In December 2017 the Company issued convertible debentures with a 0% stated interest rate. As a result imputed interest was calculated and recorded to equity in the amount of $6,156.

Stock Options and Warrants

A summary of stock option and stock warrant information is as follows:

	Aggregate Number	Aggregate Excersie Price	Exercise Price Range	Weighted Average Excersie Price
Outstanding at December 31, 2015	2,750	$193	$0.07-$0.071	$0.07
Granted	3,655	260	$0.071	0.07
Exercised	-	-	-	-
Forfeited and cancelled	-	-	-	-
Outstanding at December 31, 2016	6,405	453	$0.07-$0.071	0.07
Granted	20,808	312	$0.001-$0.071	0.02
Exercised	-	-	-	-
Forfeited and cancelled	-	-	-	-
Outstanding at December 31, 2017	27,213	$765	$0.001-$0.071	$0.03

The weighted average remaining contractual life is approximately 1.9 years for stock options and warrants outstanding on December 31, 2017. All of the above options and warrants were fully vested at the time of issuance. Stock based compensation related to the above issuances as $362,526 and $274,145 for the years ended December 31, 2017 and 2016, respectively.

In order to determine the fair market value of options and warrants, the Company used the binomial calculation model. The key estimates used in the model were the stock price ranging from $3.96 to $75.00, expiration date up to three years, 200% volatility and discount rate for bond equivalent yield of 1.47%.

In April 2018, 10,651 options were converted into common shares.